RELATED PARTY TRANSACTIONS - Fund management fees earned and the reporting fees paid (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Gross Fund Management Fee	$ 439,175	$ 676,649
Asset Management and Reporting Fee	51,695	56,919
Fund Management Fee net of Asset Management and Reporting Fee	387,480	619,730
Series 47
Related Party Transaction [Line Items]
Gross Fund Management Fee	64,226	122,624
Asset Management and Reporting Fee	1,000	10,938
Fund Management Fee net of Asset Management and Reporting Fee	63,226	111,686
Series 48
Related Party Transaction [Line Items]
Gross Fund Management Fee	38,508	60,393
Asset Management and Reporting Fee	1,700	7,563
Fund Management Fee net of Asset Management and Reporting Fee	36,808	52,830
Series 49
Related Party Transaction [Line Items]
Gross Fund Management Fee	336,441	493,632
Asset Management and Reporting Fee	48,995	38,418
Fund Management Fee net of Asset Management and Reporting Fee	$ 287,446	$ 455,214